Goodwill and Intangible Assets - Estimated future amortization expense of intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
As of March 31,2023
2024	$ 4,031
2025	4,006
2026	4,006
2027	4,006
2028	4,006
Thereafter	16,430
Total	$ 36,485	$ 40,591